Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Staff Numbers And Costs
Goodwill		$ 17,697		$ 18,269	$ 25,794	$ 21,919
Other intangible assets	$ 42,900	24,478	$ 40,600	21,308	21,151
Total	$ 42,906	$ 42,175		$ 39,577	$ 46,945